INCOME TAXES - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Components of Income Tax Expense (Benefit)
Total income tax expense	$ 17,962	$ 17,465	$ 16,996
Foreign Tax Authority
Components of Income Tax Expense (Benefit)
Effect of taxable income in various countries	18,023	16,342	16,311
Effect of change on uncertain tax positions	(61)	1,329	685
Effect of recognition of deferred tax asset and liabilities	0	(206)	0
Total income tax expense	$ 17,962	$ 17,465	$ 16,996
Foreign Tax Authority | Marshall Islands
Components of Income Tax Expense (Benefit)
Statutory income tax rate	0.00%	0.00%	0.00%